Right of use assets & lease liabilities (Tables)	12 Months Ended
Mar. 31, 2020
Right of use assets & lease liabilities
Schedule of right of use assets and lease liabilities

Leases under IFRS 16	€M
Interest on lease liabilities	5.6
Depreciation charge	59.4
Expenses relating to short-term leases	38.2
Lease charge for year end March 31, 2020	103.2

Leases under IAS 17	€M
Lease expense for the year end March 31, 2019	83.9
Lease expense for the year end March 31, 2018	82.3

Supplemental balance sheet movement information is outlined below:

Right of use-assets	€M
Balance at April 1, 2019	130.7
Depreciation charge for the year	(59.5)
Additions	166.1
Modification of leases	(0.5)
Balance at March 31, 2020	236.8
Net book value of leased assets classified as property, plant and equipment (note 2)	132.0
Total right of use assets at March 31, 2020	368.8

Lease Liabilities	€M
Balance at April 1, 2019	140.4
Additions	166.1
Financing cash outflows from lease liabilities	(67.5)
Interest expense	5.6
Exchange movements	1.3
Balance at March 31, 2020	245.9
Present value of future minimum lease payments classified as debt (note 14)	172.0
Total lease liabilities at March 31, 2020	417.9

A maturity analysis of our lease liabilities as at March 31, 2020 has been disclosed within Note 14